Operating Leases - Supplemental Cash Flow Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental disclosure of cash flow information
Operating cash flows from operating leases	¥ 253,125	¥ 268,065
Right-of-use assets obtained in exchange for lease liabilities: Operating leases	115,205	181,454
Right-of-use assets decreased (increased) due to operating lease modifications: Operating leases	¥ 39,529	¥ 26,840